Equity (Deficit), Net	12 Months Ended
Dec. 31, 2017
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Equity (Deficit), Net

NOTE 21. EQUITY (DEFICIT), NET

a.	Certificates of Contribution “A”

The capitalization agreement between Petróleos Mexicanos and the Mexican Government states that the Certificates of Contribution “A” constitute permanent capital.

On January 19, 2015, the Mexican Government made an equity contribution of Ps. 10,000,000 to Petróleos Mexicanos in accordance with the Ley Federal del Presupuesto y Responsabilidad Hacendaria (Federal Law of Budget and Fiscal Accountability).

On December 24, 2015, the Mexican Government, through the SHCP, issued a non-negotiable promissory note of Ps. 50,000,000 due December 31, 2050 for the assumption by the Mexican Government of the payment obligations related to pensions and retirement plans of Petróleos Mexicanos and its Subsidiary Entities (see Note 14).

On April 21, 2016, the Mexican Government made an equity contribution to Petróleos Mexicanos in the amount of Ps. 26,500,000 following the guidelines established in the Federal Budget and Fiscal Responsibility. This contribution was recognized as an increase in Certificates of Contribution “A.”

On August 3, 2016, the Mexican Government issued Ps. 184,230,586 in exchange for the Ps. 50,000,000 non-negotiable promissory note issued to Petróleos Mexicanos on December 24, 2015, which was recognized as a Ps. 135,439,612 increase in equity. The Ps. 135,439,612 increase in equity was the result of the Ps. 184,230,586 value of the promissory notes as of June 29, 2016, minus the Ps. 50,000,000 promissory note received by Petróleos Mexicanos on December 24, 2015, plus a Ps. 1,209,026 increase in the value of the promissory notes from June 29, 2016 to August 15, 2016, the date on which Petróleos Mexicanos received the promissory notes (see Note 14).

PEMEX’s permanent equity is as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2015	Ps.	194,604,835
Increase in Certificates of Contribution “A” during 2016		161,939,612

Certificates of Contribution “A” as of December 31, 2016		356,544,447
Increase in Certificates of Contribution “A” during 2017		—

Certificates of Contribution “A” as of December 31, 2017	Ps.	356,544,447

b.	Mexican Government contributions

As of December 31, 2017 and 2016 there were no Mexican Government contributions.

c.	Legal reserve

Under Mexican law, each of the Subsidiary Companies is required to allocate a certain percentage of its net income to a legal reserve fund until the fund reaches an amount equal to a certain percentage of each Subsidiary Company’s capital stock.

As of December 31, 2017 and 2016, there were no changes to the legal reserve.

d.	Accumulated deficit from prior years

PEMEX has recorded negative earnings in the past several years. However, the Ley de Concursos Mercantiles (“Commercial Bankruptcy Law of Mexico”) is not applicable to Petróleos Mexicanos and the Subsidiary Entities. Furthermore, the financing agreements to which PEMEX is a party do not provide for financial covenants that would be breached or events of default that would be triggered as a consequence of negative equity (see Note 2-b). The Mexican Government has focused its recent efforts on consolidating PEMEX’s institutional strategy, including the approval of amendments to the Mexican Constitution published as the Energy Reform Decree on December 20, 2013, which permit it greater autonomy in decision-making and enhanced operational viability (see Note 1).

e.	Non-controlling interest

Effective July 1, 2005, PEMEX entered into an option agreement with BNP Private Bank & Trust Cayman Limited; the option was not exercised and was terminated on July 20, 2015. On July 1, 2015, PEMEX also entered into a new option agreement with SML Trustees Limited to acquire 100% of the shares of Pemex Finance, Ltd, which allows PEMEX to have control over Pemex Finance Ltd. because of the potential voting rights. As of the date of these consolidated financial statements the option agreement has not been exercised. As a result, the financial results of Pemex Finance, Ltd. are included in these consolidated financial statements of PEMEX. Under IFRS, variations in income and equity from Pemex Finance, Ltd. are presented in the consolidated statements of changes in equity (deficit), net as “non-controlling interest,” and as net income and comprehensive income for the year, attributable to non-controlling interest, in the consolidated statements of comprehensive income, due to the fact that PEMEX does not currently own any of the shares of Pemex Finance, Ltd.

Similarly, because PEMEX does not currently own all of the shares of PMI CIM, HJ BARRERAS and COMESA, variations in income and equity from these entities are also presented in the consolidated statements of changes in equity (deficit) as “non-controlling interest.”

As of December 31, 2017 and 2016, non-controlling interest represented gains of Ps. 965,107 and Ps. 976,705, respectively, in PEMEX’s equity (deficit).